[ROPES & GRAY LLP LETTERHEAD]

June 1, 2009

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	HighMark Funds (the “Trust”) (File Nos. 033-12608 and 811-05059)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the forms of the prospectuses and statement of additional information related to HighMark Equity Income Fund, HighMark Geneva Growth Fund, HighMark Geneva Small Cap Growth Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund, dated June 8, 2009, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 59 to the Trust’s Registration Statement under the Securities Act and Post-Effective Amendment No. 61 to the Trust’s Registration Statement under the Investment Company Act of 1940 (“Post-Effective Amendment No. 59/61”), as filed electronically with the Commission on May 28, 2009. Post-Effective Amendment No. 59/61 became effective on May 29, 2009.

If you have any questions or need any clarification concerning the foregoing or this transmission please contact the undersigned (415-315-2301).

Sincerely,

/s/ Emily Proskine

Emily Proskine